SUBSEQUENT EVENTS (Details) - Renova - SUBSEQUENT EVENTS ¥ in Millions, $ in Millions	Mar. 30, 2018 JPY (¥) MW	Mar. 30, 2018 USD ($) MW
SUBSEQUENT EVENTS
Threshold capacity limit of solar parks under agreement	40.8	40.8
Investment contributed	¥ 529.0	$ 4.7
Percentage of project distribution profit or loss	45.00%	45.00%